Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2019	126.8	86.8	246.6	40.4	500.6
Additions	13.3	5.0	12.6	2.4	33.3
Additions arising on acquisitions	1.4	0.4	0.2	0.2	2.2
Disposals	(22.6)	(6.0)	(15.0)	(1.7)	(45.3)
Impact of foreign exchange	(0.5)	(0.9)	(1.8)	(0.7)	(3.9)
December 31, 2020	118.4	85.3	242.6	40.6	486.9
Additions	21.5	5.1	15.1	4.5	46.2
Additions arising on acquisitions	5.6	0.7	3.3	2.0	11.6
Disposals	(15.3)	(6.7)	(15.7)	(3.2)	(40.9)
Impact of foreign exchange	(1.5)	(0.8)	(1.4)	(0.6)	(4.3)
December 31, 2021	128.7	83.6	243.9	43.3	499.5
Accumulated depreciation
December 31, 2019	65.3	37.9	92.7	18.2	214.1
Depreciation	17.2	8.1	29.7	2.9	57.9
Disposals	(20.5)	(5.5)	(14.9)	(1.4)	(42.3)
Impairment (note 12)	—	3.2	16.3	—	19.5
Impact of foreign exchange	(0.5)	(0.5)	(1.1)	(0.3)	(2.4)
December 31, 2020	61.5	43.2	122.7	19.4	246.8
Depreciation	17.5	7.2	26.2	3.0	53.9
Disposals	(14.7)	(5.7)	(15.6)	(2.5)	(38.5)
Impairment net of reversal (note 12)	—	1.6	4.1	—	5.7
Impact of foreign exchange	(0.8)	(0.3)	(0.8)	(0.2)	(2.1)
December 31, 2021	63.5	46.0	136.6	19.7	265.8
Net book value
December 31, 2020	56.9	42.1	119.9	21.2	240.1
December 31, 2021	65.2	37.6	107.3	23.6	233.7